Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Current:
Hong Kong	1,742,282	2,979,918	928,973	118,941
The UK	—	—	388,288	49,703
Deferred:
Hong Kong	—	—	7,876	1,008
Total provision for income taxes	1,742,282	2,979,918	1,325,137	169,652

Schedule of Reconciles Cayman Islands Statutory Rates	The following table reconciles Cayman Islands statutory rates to our effective tax rate:
	For the years ended December 31,
	2021	2022	2023
Income tax rate in the Cayman Islands, permanent tax holiday	0	0	0
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effect of different tax rates	(0.8)%	(0.6)%	2.1%
Income not taxable	(5.3)%	—	—
Expense not deductible	—	4.3%	7.0%
Temporary not recognized	14.1%	0.3%	0.4%
Tax concession	(0.3)%	(1.1)%	(2.9)%
Effective tax rate	24.2%	19.4%	23.1%

Schedule of Significant Components of Deferred Tax	Significant components of deferred tax were as follows:
	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Deferred tax assets	7,876	7,876	1,008
Transferred to consolidated statements of income	—	(7,876)	(1,008)
Valuation allowance	—	—	—
Net deferred tax assets	7,876	—	—